SECURED BORROWINGS, Fly Aladdin Engine Funding Facility (Details) - Secured Borrowings [Member] $ in Thousands		9 Months Ended
		Sep. 30, 2019 USD ($) Engine	Dec. 31, 2018 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding	[1]	$ 1,941,303	$ 2,416,807
Fly Aladdin Engine Funding Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	[1]	$ 42,719	$ 43,829
Number of engines serving as security | Engine		7
Maturity date, range start date		Dec. 31, 2021
Maturity date, range end date		Apr. 30, 2022
Fly Aladdin Engine Funding Facility [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Interest rate		4.94%
Fly Aladdin Engine Funding Facility [Member] | Maximum [Member]
Secured Borrowings [Abstract]
Interest rate		4.96%

[1]	As of September 30, 2019 and December 31, 2018, accrued interest on secured borrowings totaled $11.4 million and $10.9 million, respectively.